Taxes On Income (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Taxes On Income [Abstract]
Uncertain tax positions, beginning of year	$ 43,435	$ 36,029
Increases in tax positions for prior years		936
Decreases in tax positions for prior years	3,147
Increases in tax positions for current year	6,046	7,448
Settlements	(8,369)	(978)
Uncertain tax positions, end of year	$ 37,965	$ 43,435